Financial risk management - Maximum amount of exposure to credit risk by type of collateral (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	₩ 293,790,329	₩ 272,039,973
Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	71,044,315	67,745,137
Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	3,227,198	2,915,179
Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,126,452	1,947,678
Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	214,902,714	197,422,000
Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,475,236	2,002,292
Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	14,414	7,687
12-month expected credit losses
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	253,199,655	231,572,412
12-month expected credit losses | Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	60,850,725	55,422,696
12-month expected credit losses | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,825,303	2,508,238
12-month expected credit losses | Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	1,603,758	1,576,438
12-month expected credit losses | Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	185,544,412	170,210,822
12-month expected credit losses | Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,363,043	1,846,531
12-month expected credit losses | Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	12,414	7,687
Lifetime expected credit losses
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	39,416,049	39,480,157
Lifetime expected credit losses | Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	9,781,605	11,872,362
Lifetime expected credit losses | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	399,325	401,970
Lifetime expected credit losses | Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	518,626	367,086
Lifetime expected credit losses | Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	28,636,383	26,682,978
Lifetime expected credit losses | Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	78,110	155,761
Lifetime expected credit losses | Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,000
Impaired
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	1,174,625	987,404
Impaired | Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	411,985	450,079
Impaired | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,570	4,971
Impaired | Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	4,068	4,154
Impaired | Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	721,919	528,200
Impaired | Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	34,083	₩ 0
Impaired | Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	₩ 0